INCOME TAXES	12 Months Ended
Jul. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8. INCOME TAXES

The Company recognizes deferred income tax liabilities and assets for the expected future tax consequences of events that have been recognized in the financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The Company has not incurred any income tax liabilities due to accumulated net losses. We operate in various tax jurisdictions, and accordingly, our income is subject to varying rates of tax.

For the fiscal year ended July 31, 2018, no taxable income was generated. All tax years since inception are open for review. The Company had a net loss of $13,620,308 for the year ended July 31, 2018 and $99,174 for the same period in 2017. As of July 31, 2018, the Company’s net operating loss carry forward was approximately $1,060,000, which will begin to expire in year 2036.

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “Act”) resulting in significant modifications to existing law. The Company has completed the accounting for the effects of the Act during the quarter ended July 31, 2018. The Company’s financial statements for the year ended July 31, 2018 reflect certain effects of the Act which includes a reduction in the corporate tax rate from 35% to 21%, Malaysia’s corporate tax rate of 24%, Indonesia’s corporate tax rate of 25% as well as other changes.

The components of income tax expense benefit are as follows:

Years Ended
July 31,
	2018	2017

US Federal	$-	$-
State	-	-
Foreign taxes	-	-
Total	$-	$-

The reconciliation of income tax expense at the blended U.S. statutory rate of 27%, to the Company’s effective tax rate is as follows:

	Years Ended
	July 31,
	2018	2017
Federal income tax benefit attributable to:
Net loss (benefit) at Federal Statutory rate (35% for 2017)	$3,677,000	$35,000
Non-deductible expenses, including losses on debt settlement	(3,586,000)	(900)
Foreign taxes	-	-
State taxes	-	-
Effect of change in statutory rate	(98,200)	-
Change in valuation allowance	7,200	34,100
Total tax provision	$-	$-

There were no significant foreign tax losses or income to date.

The significant components of deferred tax assets are as follows:

	July 31,	July 31,
	2018	2017

Net operating loss carryforwards at tax rates in effect at period end	$226,600	$233,800
Less: valuation allowance	(226,600)	(233,800)
Total deferred tax asset	$-	$-